Consolidated Statements of Shareholders' Equity (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisition of treasury stock, shares (in shares)	17,192,650	14,580,800	18,323,150